Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000070601 | ING Groep8907102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070601 | Grab Holdings8906983
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070601 | AstraZeneca8907122
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070601 | DBS Group Holdings8907112
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070601 | Bank of Ireland Group8907064
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | Nintendo8907087
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | Barclays8907044
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | SSE8907058
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | Sony Group8907093
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | ASML Holding8907119
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000070601 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070601 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070601 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070601 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070601 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000070601 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000070601 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000070601 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070601 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070601 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000070601 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000070601 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000015898 | ING Groep8907102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015898 | Grab Holdings8906983
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015898 | AstraZeneca8907122
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015898 | DBS Group Holdings8907112
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015898 | Bank of Ireland Group8907064
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | Nintendo8907087
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | Barclays8907044
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | SSE8907058
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | Sony Group8907093
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | ASML Holding8907119
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015898 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015898 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015898 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015898 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015898 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000015898 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015898 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000015898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000015898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000015896 | Amazon.com8906884
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015896 | Uber Technologies8906957
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015896 | Alphabet8906881
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015896 | Amrize Ltd8906888
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Elevance Health8906908
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015896 | JPMorgan Chase8906917
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015896 | Sempra8906934
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015896 | Chevron8906896
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015896 | Union Pacific8906960
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Delta Air Lines8906906
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000015896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000015897 | Amazon.com8906884
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015897 | Uber Technologies8906957
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015897 | Alphabet8906881
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015897 | Amrize Ltd8906888
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Elevance Health8906908
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015897 | JPMorgan Chase8906917
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015897 | Sempra8906934
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015897 | Chevron8906896
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015897 | Union Pacific8906960
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Delta Air Lines8906906
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015897 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000015897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000070602 | Tower Semiconductor8907224
Holdings [Line Items]
Percent of Total Investments	3.80%
C000070602 | Rambus8907208
Holdings [Line Items]
Percent of Total Investments	3.50%
C000070602 | BorgWarner8907149
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070602 | First American Financial8907158
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070602 | RenaissanceRe Holdings8907215
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070602 | Globus Medical8907165
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070602 | NETSTREIT8907196
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070602 | United Community Banks8907236
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070602 | US Physical Therapy8907230
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070602 | Frontdoor8907161
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070602 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000070602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000070602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000070602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000070602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000070602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000015899 | Tower Semiconductor8907224
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015899 | Rambus8907208
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015899 | BorgWarner8907149
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015899 | First American Financial8907158
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015899 | RenaissanceRe Holdings8907215
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015899 | Globus Medical8907165
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015899 | NETSTREIT8907196
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015899 | United Community Banks8907236
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015899 | US Physical Therapy8907230
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015899 | Frontdoor8907161
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015899 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000015899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000015899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000148331 | iShares Core S&P Mid-Capital ETF8907366
Holdings [Line Items]
Percent of Total Investments	5.00%
C000148331 | Lattice Semiconductor8907303
Holdings [Line Items]
Percent of Total Investments	3.20%
C000148331 | BorgWarner8907267
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | Lincoln Electric Holdings8907309
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Amdocs8907259
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | HF Sinclair8907294
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Prosperity Bancshares8907330
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Globus Medical8907291
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Pinnacle West Capital8907327
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Webster Financial8907352
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000148331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000148331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000148331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000148331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000148331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000148331 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101540 | iShares Core S&P Mid-Capital ETF8907366
Holdings [Line Items]
Percent of Total Investments	5.00%
C000101540 | Lattice Semiconductor8907303
Holdings [Line Items]
Percent of Total Investments	3.20%
C000101540 | BorgWarner8907267
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | Lincoln Electric Holdings8907309
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Amdocs8907259
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | HF Sinclair8907294
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Prosperity Bancshares8907330
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Globus Medical8907291
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Pinnacle West Capital8907327
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Webster Financial8907352
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101540 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000101540 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000101540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000101540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101540 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%